Financial instruments - Undiscounted Non-derivative Financial Liabilities and Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Not later than one month [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 155,444	$ 134,381
Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	639,211	235,396
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	28,120	26,820
Later than one year and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 35,624	$ 430,993